Schedule of Fair Value Measurement Inputs Level 1 (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	€ 11,142	€ 6,681	€ 7,041	€ 4,900
Trade accounts and notes receivable, net	7,581	8,210
Short-term investment	1,000	1,000
Short-term borrowings	2,126	2,208
Trade accounts payable	5,156	4,958
Long-term Debt	458	328
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	11,142	6,681
Short-term investment	1,000	1,000
Short-term borrowings	2,126	2,208
Long-term Debt	458	328
Fair Value, Inputs, Level 3 [Member]
Investor Warrants	1,943	3,150
Placement Agent Warrants	€ 148	€ 289